THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED SEPTEMBER 26, 2000

                  To the Prospectus for the PBHG Class Shares


         This Supplement updates certain information contained in the Prospectus dated July 31, 2000, as supplemented July 31, 2000. You should retain the Prospectus for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 1-800-433-0051.

         Effective September 26, 2000, Old Mutual, plc acquired United Asset Management Corporation, the parent corporation of Pilgrim Baxter & Associates, Ltd., the investment adviser for each Fund. As a result of the closing of such transaction, the investment advisory and sub-advisory agreements in effect immediately prior to such closing automatically terminated, and new interim investment advisory and sub-advisory agreements with the Funds' existing service providers became effective. There are no material differences between the interim agreements and the former agreements. The interim agreements will remain in effect pending Board of Director and shareholder approval of new investment advisory and sub-advisory agreements.


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                              THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED SEPTEMBER 26, 2000

                To the Prospectuses for the Advisor Class Shares


         This Supplement updates certain information contained in the Prospectus dated July 31, 2000, as supplemented July 31, 2000. You should retain the Prospectus for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 1-800-433-0051.

Effective September 26, 2000, Old Mutual, plc acquired United Asset Management Corporation, the parent corporation of Pilgrim Baxter & Associates, Ltd., the investment adviser for the Fund. As a result of the closing of such transaction, the investment advisory agreement in effect immediately prior to such closing automatically terminated, and a new interim investment advisory agreement with the Fund's existing service provider became effective. There are no material differences between the interim agreement and the former agreement. The interim agreement will remain in effect pending Board of Director and shareholder approval of a new investment advisory agreement.